DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.3%
	EQUITY - 51.3%
229,860	Donoghue Forlines Yield Enhanced Real Asset ETF(a), (b)	$ 5,924,089
54,263	FCF International Quality ETF	1,471,884
89,075	FCF US Quality ETF	4,354,877
55,937	iShares Exponential Technologies ETF	2,947,880
		14,698,730
	FIXED INCOME - 23.0%
34,282	iShares 1-3 Year Treasury Bond ETF(a)	2,816,609
35,810	SPDR Bloomberg Barclays Short Term High Yield Bond(a)	889,520
30,883	SPDR Bloomberg High Yield Bond ETF	2,866,561
		6,572,690

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,175,136)	21,271,420

	SHORT-TERM INVESTMENTS — 39.1%
	COLLATERAL FOR SECURITIES LOANED - 13.3%
3,795,889	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $3,795,889)(c),(d)	3,795,889

	MONEY MARKET FUNDS - 25.8%
7,414,393	Fidelity Government Portfolio, Class I, 4.71% (Cost $7,414,393)(d)	7,414,393

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,210,282)	11,210,282

	TOTAL INVESTMENTS - 113.4% (Cost $33,385,418)	$ 32,481,702
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.4)%	(3,845,211)
	NET ASSETS - 100.0%	$ 28,636,491

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $3,717,999.
(b)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $3,795,889 at March 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.1%
	EQUITY - 16.3%
137,098	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	$ 3,533,372
46,668	FCF US Quality ETF	2,281,599
34,603	Global X S&P 500 Quality Dividend ETF	1,103,223
		6,918,194
	FIXED INCOME - 36.8%
124,403	SPDR Bloomberg Barclays Short Term High Yield Bond(b)	3,090,171
123,951	SPDR Bloomberg High Yield Bond ETF	11,505,131
36,282	SPDR Portfolio Short Term Treasury ETF	1,060,523
		15,655,825

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,849,269)	22,574,019

	SHORT-TERM INVESTMENTS — 54.3%
	COLLATERAL FOR SECURITIES LOANED - 7.3%
3,107,088	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $3,107,088)(c),(d)	3,107,088

	MONEY MARKET FUNDS - 47.0%
19,985,618	Fidelity Government Portfolio, Class I, 4.71% (Cost $19,985,618)(d)	19,985,618

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,092,706)	23,092,706

	TOTAL INVESTMENTS - 107.4% (Cost $45,941,975)	$ 45,666,725
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4)%	(3,127,601)
	NET ASSETS - 100.0%	$ 42,539,124

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Income Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $3,056,637.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $3,107,088 at March 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.2%
	ASSET MANAGEMENT - 2.0%
1,056	Ameriprise Financial, Inc.	$ 323,665
10,337	Carlyle Group, Inc. (The)	321,067
		644,732
	BANKING - 1.6%
5,154	Comerica, Inc.	223,787
5,080	Popular, Inc.	291,642
		515,429
	BEVERAGES - 2.3%
6,026	Coca-Cola Company (The)	373,793
2,048	PepsiCo, Inc.	373,350
		747,143
	BIOTECH & PHARMA - 8.8%
5,111	Bristol-Myers Squibb Company	354,243
1,115	Eli Lilly and Company	382,914
4,476	Gilead Sciences, Inc.	371,374
2,300	Johnson & Johnson	356,500
3,280	Merck & Company, Inc.	348,959
8,591	Pfizer, Inc.	350,513
9,859	Royalty Pharma PLC, Class A	355,220
31,409	Viatris, Inc.	302,155
		2,821,878
	CABLE & SATELLITE - 1.1%
9,694	Comcast Corporation, Class A(a)	367,499

	CHEMICALS - 2.1%
10,628	Chemours Company	318,202
3,748	LyondellBasell Industries N.V., Class A(a)	351,900
		670,102
	DIVERSIFIED INDUSTRIALS - 2.2%
3,327	3M Company	349,701
1,541	Illinois Tool Works, Inc.(a)	375,156
		724,857

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.2% (Continued)
	FOOD - 1.1%
5,300	Kellogg Company	$ 354,888

	HOME & OFFICE PRODUCTS - 1.0%
10,549	Leggett & Platt, Inc.(a)	336,302

	INDUSTRIAL SUPPORT SERVICES - 1.2%
1,195	Watsco, Inc.	380,201

	INSURANCE - 1.8%
11,441	Equitable Holdings, Inc.(a)	290,487
4,060	Principal Financial Group, Inc.	301,739
		592,226
	LEISURE FACILITIES & SERVICES - 1.2%
2,482	Darden Restaurants, Inc.	385,107

	MACHINERY - 1.1%
1,519	Caterpillar, Inc.	347,608

	MULTI ASSET CLASS REIT - 1.1%
9,341	Apartment Income REIT Corporation	334,501

	OIL & GAS PRODUCERS - 4.3%
14,261	Coterra Energy, Inc.(a)	349,965
6,604	Devon Energy Corporation	334,228
5,309	ONEOK, Inc.	337,334
1,859	Pioneer Natural Resources Company(a)	379,682
		1,401,209
	PUBLISHING & BROADCASTING - 1.0%
1,874	Nexstar Media Group, Inc.(a)	323,565

	RETAIL - DISCRETIONARY - 2.2%
4,315	Best Buy Company, Inc.(a)	337,735
2,877	Williams-Sonoma, Inc.(a)	350,016
		687,751

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 50.2% (Continued)
	RETAIL REIT - 1.0%
2,975	Simon Property Group, Inc.	$ 333,111

	SEMICONDUCTORS - 3.6%
4,502	Microchip Technology, Inc.(a)	377,178
3,199	Skyworks Solutions, Inc.(a)	377,418
2,121	Texas Instruments, Inc.(a)	394,527
		1,149,123
	SPECIALTY FINANCE - 4.9%
2,058	American Express Company	339,467
3,196	Discover Financial Services	315,893
9,169	Fidelity National Financial, Inc.	320,273
8,200	OneMain Holdings, Inc.(a)	304,056
10,019	Synchrony Financial	291,353
		1,571,042
	TECHNOLOGY HARDWARE - 1.2%
7,399	Cisco Systems, Inc.(a)	386,783

	TECHNOLOGY SERVICES - 1.1%
2,747	International Business Machines Corporation	360,104

	TRANSPORTATION & LOGISTICS - 1.2%
1,991	United Parcel Service, Inc., Class B(a)	386,234

	TRANSPORTATION EQUIPMENT - 1.1%
7,570	Allison Transmission Holdings, Inc.	342,467

	TOTAL COMMON STOCKS (Cost $15,767,034)	16,163,862

	EXCHANGE-TRADED FUNDS — 47.8%
	FIXED INCOME - 47.8%
52,217	iShares 1-3 Year Treasury Bond ETF(a)	4,290,149
73,217	Schwab Short-Term U.S. Treasury ETF	3,572,257

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.8% (Continued)
	FIXED INCOME - 47.8% (Continued)
81,290	SPDR Portfolio Short Term Treasury ETF	$ 2,376,107
88,538	Vanguard Short-Term Treasury ETF(a)	5,183,014
		15,421,527

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,485,398)	15,421,527

	SHORT-TERM INVESTMENTS — 33.9%
	COLLATERAL FOR SECURITIES LOANED - 31.9%
10,278,003	Mount Vernon Liquid Assets Portfolio, LLC, , 4.93% (Cost $10,278,003)(b),(c)	10,278,003

	MONEY MARKET FUNDS - 2.0%
644,840	Fidelity Government Portfolio, Class I, 4.71% (Cost $644,840)(c)	644,840

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,922,843)	10,922,843

	TOTAL INVESTMENTS - 131.9% (Cost $42,175,275)	$ 42,508,232
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.9)%	(10,273,708)
	NET ASSETS - 100.0%	$ 32,234,524

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $10,123,666.
(b)	Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $10,278,003 at March 31, 2023.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0%
	APPAREL & TEXTILE PRODUCTS - 2.2%
468	Deckers Outdoor Corporation(a)	$ 210,389

	ASSET MANAGEMENT - 5.1%
1,180	Affiliated Managers Group, Inc.	168,056
551	Ameriprise Financial, Inc.	168,881
758	LPL Financial Holdings, Inc.	153,419
		490,356
	BIOTECH & PHARMA - 8.1%
582	Eli Lilly and Company	199,870
2,338	Gilead Sciences, Inc.	193,984
1,713	Merck & Company, Inc.	182,246
652	Vertex Pharmaceuticals, Inc.(a)(b)	205,426
		781,526
	CONSUMER SERVICES - 1.9%
1,636	Grand Canyon Education, Inc.(a)	186,340

	CONTAINERS & PACKAGING - 2.0%
3,515	Silgan Holdings, Inc.	188,650

	ELECTRIC UTILITIES - 1.9%
2,363	Constellation Energy Corporation	185,496

	FOOD - 6.1%
3,525	Campbell Soup Company	193,805
784	Hershey Company (The)	199,457
1,873	Lamb Weston Holdings, Inc.	195,766
		589,028
	HEALTH CARE FACILITIES & SERVICES - 3.8%
353	Chemed Corporation	189,825
369	Humana, Inc.(b)	179,135
		368,960
	INDUSTRIAL SUPPORT SERVICES - 2.0%
282	WW Grainger, Inc.	194,244

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INSURANCE - 5.3%
795	Erie Indemnity Company, Class A(b)	$ 184,170
1,033	Primerica, Inc.	177,924
2,120	Principal Financial Group, Inc.	157,558
		519,652
	LEISURE FACILITIES & SERVICES - 2.1%
1,296	Darden Restaurants, Inc.	201,087

	MACHINERY - 2.0%
1,129	Lincoln Electric Holdings, Inc.	190,914

	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,338	Hologic, Inc.(a)	188,677

	OIL & GAS PRODUCERS - 4.2%
1,499	Marathon Petroleum Corporation	202,110
1,411	Valero Energy Corporation	196,976
		399,086
	PUBLISHING & BROADCASTING - 1.7%
979	Nexstar Media Group, Inc.(b)	169,034

	RENEWABLE ENERGY - 2.0%
941	Enphase Energy, Inc.(a)	197,873

	RETAIL - DISCRETIONARY - 5.7%
1,345	AutoNation, Inc.(a)	180,715
1,052	Genuine Parts Company(b)	176,010
360	Ulta Beauty, Inc.(a)	196,442
		553,167
	SEMICONDUCTORS - 12.7%
326	Broadcom, Inc.	209,142
1,835	Cirrus Logic, Inc.(a)	200,712
2,268	Lattice Semiconductor Corporation(a)	216,593
2,351	Microchip Technology, Inc.(b)	196,967
2,455	ON Semiconductor Corporation(a)(b)	202,096

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SEMICONDUCTORS - 12.7% (Continued)
1,107	Texas Instruments, Inc.(b)	$ 205,913
		1,231,423
	SOFTWARE - 8.4%
4,743	Bentley Systems, Inc.	203,902
967	Cadence Design Systems, Inc.(a)	203,157
1,306	Manhattan Associates, Inc.(a)	202,234
517	Synopsys, Inc.(a)	199,691
		808,984
	SPECIALTY REITS - 2.0%
3,611	Iron Mountain, Inc.(b)	191,058

	STEEL - 1.8%
1,581	Steel Dynamics, Inc.(b)	178,748

	TECHNOLOGY HARDWARE - 3.8%
2,247	Jabil, Inc.(b)	198,095
6,668	Pure Storage, Inc., Class A(a)	170,101
		368,196
	TECHNOLOGY SERVICES - 7.5%
1,957	Booz Allen Hamilton Holding Corporation	181,394
925	CDW Corporation	180,273
12,123	Kyndryl Holdings, Inc.(a)	178,935
987	WEX, Inc.(a)	181,500
		722,102
	TELECOMMUNICATIONS - 2.0%
1,297	T-Mobile US, Inc.(a)	187,858

	TRANSPORTATION EQUIPMENT - 1.8%
3,953	Allison Transmission Holdings, Inc.	178,834

	TOTAL COMMON STOCKS (Cost $9,351,609)	9,481,682

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.6%
	COLLATERAL FOR SECURITIES LOANED - 17.6%
1,703,870	Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (Cost $1,703,870)(c),(d)	$ 1,703,870

	MONEY MARKET FUNDS - 2.0%
190,815	Fidelity Government Portfolio, Class I, 4.71% (Cost $190,815)(d)	190,815

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,894,685)	1,894,685

	TOTAL INVESTMENTS - 117.6% (Cost $11,246,294)	$ 11,376,367
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.6)%	(1,698,689)
	NET ASSETS - 100.0%	$ 9,677,678

LLC	- Limited Liability Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2023 was $1,689,088.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2023. Total collateral had a value of $1,703,870 at March 31, 2023.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2023.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
3	Eaton Vance Floating-Rate Advantaged Fund Class I	$ 34
5,906	Hartford Floating Rate Fund Class Y	45,302
5,876	Lord Abbett Floating Rate Fund Class I	46,598
6,133	Virtus Seix Floating Rate High Income Fund Class I	47,837
		139,771

	TOTAL OPEN END FUNDS (Cost $137,521)	139,771

	SHORT-TERM INVESTMENTS — 99.5%
	MONEY MARKET FUNDS - 99.5%
75,253,765	Fidelity Government Portfolio, Class I, 4.71% (Cost $75,253,765)(a)	75,253,765

	TOTAL INVESTMENTS - 99.7% (Cost $75,391,286)	$ 75,393,536
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	221,784
	NET ASSETS - 100.0%	$ 75,615,320

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.